Benefit Plans and Stock-Based Compensation - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Sep. 14, 2018	Nov. 15, 2016	Sep. 07, 2017	Mar. 30, 2019	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				741,060	813,666	874,162	666,162
Outstanding warrants				382,693
Weighted average exercise price				$ 3.42
Warrant expiry date				Aug. 20, 2022
Percentage of Outstanding Stock Options Fully Vested				100.00%
Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for recognized expenses				$ 10,000	$ 50,000	$ 120,000
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance				1,796,088
Amended Birks Employee Stock Option Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				$ 1.05
Options granted				3,060	5,666	6,162
Compensation expense				$ 0	$ 0	$ 0
Stock Compensation Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock option description				Birks ESOP
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				168,000
Vesting period				3 years
Exercise price				$ 1.43
Expiration period				10 years
Weighted Average Grant Date Fair Value				$ 1.34
Dividend yield				0.00%
Expected volatility				114.63%
Risk free interest rate				2.20%
Weighted average expected term				10 years
Intrinsic value of outstanding options				$ 0
Unrecognized compensation, non-vested portion of stock option				21,000
Total compensation cost for recognized expenses				$ 68,000	$ 179,000	$ 85,000
Shares reserved for issuance				1,000,000
Omnibus LTIP [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Units granted		121,500
Number of shares outstanding				102,000	112,000
Expiration period following vesting date		1 year
Omnibus LTIP [Member] | Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	133,588	55,944	74,466
Outstanding shares				257,005	130,410
Omnibus LTIP [Member] | Restricted Stock Units And Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 146,000	$ 81,000
Share based compensation recognized liability				$ 272,000	$ 126,000
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				0	41	627
Compensation expense				$ 0	$ 0	$ 0
Options settled in cash				41	586
Options settled in cash per share				$ 0.78
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price				$ 1.10
Options outstanding				570,000
Stock options issued				0	0	0
Unrecognized compensation, non-vested portion of stock option				$ 0
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable				110,000